Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.48%
Alabama: 7.39%
Education revenue: 0.36%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,002,337
University of West Alabama (AG Insured)	4.00	1-1-2033	595,000	603,053
University of West Alabama (AG Insured)	4.00	1-1-2035	865,000	878,256
University of West Alabama (AG Insured)	4.00	1-1-2037	920,000	927,228
				3,410,874
Utilities revenue: 7.03%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,027,942
Black Belt Energy Gas District Series B	5.00	10-1-2035	9,000,000	9,008,008
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	5,000,000	5,303,132
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,147,216
Black Belt Energy Gas District Series E	5.00	7-1-2033	1,500,000	1,567,936
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	2,500,000	2,644,018
Black Belt Energy Gas District Series F	5.00	12-1-2035	1,800,000	1,906,533
Energy Southeast A Cooperative District Series A	5.00	11-1-2035	5,000,000	5,201,678
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,178,776
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,157,990
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,004,915
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,244,110
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,247,075
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,500,000	2,514,136
Southeast Energy Authority A Cooperative District Series D	5.00	9-1-2035	3,000,000	3,228,737
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	5,000,000	5,305,341
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	2,080,000	2,235,673
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	5,000,000	5,397,009
				66,320,225
				69,731,099
Alaska: 0.43%
Health revenue: 0.43%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2037	2,635,000	2,567,370
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2039	1,575,000	1,514,571
				4,081,941
Arizona: 1.35%
Education revenue: 0.74%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	322,978
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	330,287
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	298,975
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	325,019
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	229,765
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00%	7-1-2036	$220,000	$208,808
Glendale IDA Midwestern University Obligated Group	5.00	5-15-2042	1,350,000	1,430,475
Pima County Community College District	5.00	7-1-2035	600,000	623,108
Pima County Community College District	5.00	7-1-2036	500,000	518,722
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	730,000	671,419
Sierra Vista IDA Wake Preparatory Academy	5.25	6-15-2035	2,000,000	2,042,244
				7,001,800
Health revenue: 0.08%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	373,967
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	389,914
				763,881
Miscellaneous revenue: 0.53%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	5,000,000	4,955,587
				12,721,268
Arkansas: 0.25%
Miscellaneous revenue: 0.25%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	503,930
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,005,579
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	853,665
				2,363,174
California: 5.61%
GO revenue: 0.60%
Patterson Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	3,000,000	2,368,441
State of California	4.00	8-1-2038	1,000,000	1,000,641
Sylvan Union School District CAB (AG Insured)¤	0.00	8-1-2032	2,800,000	2,291,113
				5,660,195
Health revenue: 0.15%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2038	1,500,000	1,449,350
Housing revenue: 0.24%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	817,907	833,511
California Municipal Finance Authority Class A-1 Series 2026-1	4.05	7-20-2041	1,500,000	1,430,548
				2,264,059
Transportation revenue: 1.04%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	3.67	4-1-2036	9,810,000	9,823,326
Utilities revenue: 3.58%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,194,860
See accompanying notes to portfolio of investments
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00%	12-1-2055	$5,000,000	$5,212,882
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,497,111
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	867,194
California Community Choice Financing Authority Series F	5.00	11-1-2033	2,000,000	2,139,611
California Community Choice Financing Authority Series G	5.00	12-1-2035	2,750,000	2,976,243
Central Valley Energy Authority	5.00	8-1-2034	1,500,000	1,577,772
Central Valley Energy Authorityøø	5.00	12-1-2055	3,000,000	3,228,222
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,265,886
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2039	2,095,000	2,196,909
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,407,189
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,548,682
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	1,500,000	1,633,484
Tender Option Bond Trust Receipts/Certificates Series XM1346 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	1,000,000	1,000,000
				33,746,045
				52,942,975
Colorado: 1.85%
Airport revenue: 0.20%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	732,777
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	622,306
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	543,331
				1,898,414
GO revenue: 0.24%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,258,487
Health revenue: 0.33%
Colorado Health Facilities Authority Craig Hospital Obligated Group Series B	5.00	12-1-2032	1,000,000	1,088,366
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	2.41	5-15-2062	2,000,000	2,000,000
				3,088,366
Tax revenue: 0.28%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	918,188
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	626,807
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,057,304
				2,602,299
Utilities revenue: 0.75%
Public Authority for Colorado Energy	6.50	11-15-2038	6,000,000	7,096,688
Water & sewer revenue: 0.05%
Central Weld County Water District (AG Insured)	4.00	12-1-2033	500,000	517,183
				17,461,437
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 0.84%
Education revenue: 0.05%
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2029	$480,000	$489,764
Health revenue: 0.53%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	1,003,260
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	1,948,279
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	2,045,000	2,060,645
				5,012,184
Housing revenue: 0.15%
Connecticut State HEFA Sacred Heart University, Inc. Series K	4.00	7-1-2045	1,500,000	1,438,265
Tax revenue: 0.11%
State of Connecticut Special Tax Revenue Series A	4.00	9-1-2036	1,000,000	1,000,698
				7,940,911
District of Columbia: 0.48%
Miscellaneous revenue: 0.08%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	769,112
Tax revenue: 0.26%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	742,749
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	666,564
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,020,057
				2,429,370
Transportation revenue: 0.14%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,307,504
				4,505,986
Florida: 6.30%
Airport revenue: 0.73%
County of Miami-Dade Aviation Revenue	5.00	10-1-2041	2,000,000	2,012,019
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,615,093
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,200,000	1,157,543
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,137,678
				6,922,333
Education revenue: 0.22%
Capital Projects Finance Authority Imagine School at North Port, Inc. Series A144A	5.00	6-15-2035	1,100,000	1,104,582
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2044	1,000,000	955,699
				2,060,281
See accompanying notes to portfolio of investments
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.71%
Hillsborough County IDA BayCare Obligated Group Series C (TD Bank N.A. LOC)ø	2.45%	11-1-2038	$1,300,000	$1,300,000
Lee County IDA Health System, Inc. Obligated Group Series 2019A-1	5.00	4-1-2036	4,500,000	4,650,086
Lee County IDA Health System, Inc. Obligated Group Series A-3øø	5.00	4-1-2065	1,250,000	1,380,041
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,225,643
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	1,500,000	1,505,777
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,684,311
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,367,567
				16,113,425
Miscellaneous revenue: 0.81%
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	2,000,000	2,130,689
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,530,068
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,018,956
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	980,000	1,002,950
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.20	5-1-2039	995,000	963,942
Village Community Development District No. 16 Series 2025 Special Assessment	4.00	5-1-2035	1,000,000	989,137
				7,635,742
Tax revenue: 1.38%
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2032	2,000,000	2,057,898
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2033	4,500,000	4,623,048
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2034	600,000	615,473
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2042	500,000	538,532
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2040	2,000,000	2,141,955
Polk County School District	5.00	10-1-2033	2,915,000	3,088,952
				13,065,858
Transportation revenue: 0.37%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	386,881
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	411,363
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	614,932
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	536,362
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,500,729
				3,450,267
Utilities revenue: 0.28%
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2035	500,000	540,574
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Fort Pierce Utilities Authority Series A (AG Insured)	5.00%	10-1-2037	$1,040,000	$1,114,623
Putnam County Development Authority Seminole Electric Cooperative, Inc. Series B	5.00	3-15-2042	1,000,000	1,015,085
				2,670,282
Water & sewer revenue: 0.80%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,012,309
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,359,783
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	924,119
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	871,477
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	975,693
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	808,597
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,600,006
				7,551,984
				59,470,172
Georgia: 3.90%
Education revenue: 0.09%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2039	940,000	849,926
Health revenue: 0.11%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.42	4-1-2047	1,100,000	1,100,000
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	492,315
Tax revenue: 0.43%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,000,000	1,017,244
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	3,000,000	3,023,930
				4,041,174
Utilities revenue: 3.22%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,116,859
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,212,227
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,716,184
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,231,714
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,179,027
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,235,000	2,385,647
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,496,780
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,150,721
See accompanying notes to portfolio of investments
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series E-1øø	5.00%	12-1-2053	$5,000,000	$5,292,420
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,504,081
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	546,247
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	963,941
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2035	600,000	620,714
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	965,451
				30,382,013
				36,865,428
Guam: 0.15%
Miscellaneous revenue: 0.15%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,427,141
Hawaii: 0.12%
Airport revenue: 0.12%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	507,433
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	606,387
				1,113,820
Illinois: 10.56%
Airport revenue: 0.79%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,286,676
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,820,215
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,985,000	2,802,825
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,597,049
				7,506,765
Education revenue: 0.72%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	425,429
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	979,455
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	754,144
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,519,764
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	425,379
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	725,927
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2029	400,000	410,052
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	540,897
				6,781,047
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 3.69%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00%	4-1-2041	$2,250,000	$2,323,229
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,865,931
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,082,047
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,806,564
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,591,728
City of Chicago Series A	5.00	1-1-2039	1,000,000	996,627
City of Chicago Series A	5.25	1-1-2045	3,000,000	2,951,573
City of Chicago Series A	5.50	1-1-2039	4,750,000	4,920,921
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,031,340
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2036	1,000,000	1,121,756
County of Cook	5.00	11-15-2034	1,300,000	1,314,292
County of Cook Series A	5.00	11-15-2029	1,000,000	1,013,660
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	452,031
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	294,653
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2033	600,000	652,166
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2038	1,635,000	1,745,487
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	700,192
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	422,103
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	473,233
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	523,940
South Sangamon Water Commission (AG Insured)	4.00	1-1-2031	625,000	641,248
South Sangamon Water Commission (AG Insured)	4.00	1-1-2033	500,000	507,340
South Sangamon Water Commission (AG Insured)	4.00	1-1-2036	570,000	571,306
South Sangamon Water Commission (AG Insured)	4.00	1-1-2037	525,000	522,618
Stephenson County School District No. 145 Freeport Series A (AG Insured)	5.00	2-1-2033	285,000	297,595
				34,823,580
Health revenue: 0.36%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00	8-15-2034	1,000,000	1,015,009
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	6.50	3-1-2055	917,980	813,000
Illinois Finance Authority Moorings of Arlington Heights LLC Obligated Group Series B	3.65	5-1-2031	1,000,000	997,277
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	541,995
				3,367,281
Housing revenue: 1.64%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.10	10-1-2039	1,920,000	1,891,907
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,030,681
See accompanying notes to portfolio of investments
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00%	6-15-2029	$10,000,000	$9,000,837
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,007,950
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,613,209
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	961,218
				15,505,802
Miscellaneous revenue: 0.20%
Illinois Finance Authority Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington	4.00	12-1-2039	1,855,000	1,857,536
Tax revenue: 2.58%
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,117,452
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,121,085
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,228,234
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,714,799
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2030	4,000,000	4,066,851
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	3,000,000	3,049,853
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,197,961
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	4,902,973
				24,399,208
Transportation revenue: 0.15%
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,440,760
Water & sewer revenue: 0.43%
City of Chicago Waterworks Revenue (AG Insured)	5.25	11-1-2033	2,000,000	2,063,909
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	2,000,000	1,983,872
				4,047,781
				99,729,760
Indiana: 1.00%
Health revenue: 0.37%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,473,684
Housing revenue: 0.23%
IPS Multi-School Building Corp. Indianapolis Board of School Commissioners	5.00	7-15-2042	1,150,000	1,220,380
North West Hendricks Multi-Building Corp.	4.00	7-15-2031	900,000	920,237
				2,140,617
Industrial development revenue: 0.29%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,785,917
Utilities revenue: 0.11%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	1,025,711
				9,425,929
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 1.23%
GO revenue: 0.81%
College Community School District Series A	4.00%	6-1-2042	$7,885,000	$7,683,816
Housing revenue: 0.25%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,319,200
Tax revenue: 0.17%
Pleasant Valley Community School District Infrastructure Sales Service & Use Tax (AG Insured)	4.00	7-1-2043	1,645,000	1,580,235
				11,583,251
Kansas: 0.25%
Health revenue: 0.10%
City of Manhattan Meadowlark Hills Retirement Community Obligated Group Series B2	3.75	6-1-2031	1,000,000	996,901
Tax revenue: 0.15%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,405,000	1,377,295
				2,374,196
Kentucky: 0.69%
Education revenue: 0.16%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	174,373
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	266,910
Kentucky Bond Development Corp. Centre College	4.00	6-1-2032	230,000	233,947
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	181,552
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	459,105
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	234,010
				1,549,897
Health revenue: 0.07%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	641,321
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,235,000	1,246,494
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,215,454
Utilities revenue: 0.20%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	1,750,000	1,841,749
				6,494,915
See accompanying notes to portfolio of investments
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 2.24%
Airport revenue: 0.30%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00%	1-1-2035	$2,000,000	$2,054,746
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	759,602
				2,814,348
Education revenue: 0.62%
Louisiana PFA Loyola University New Orleans CCAB	5.00	10-1-2027	3,150,000	3,215,923
Louisiana PFA Loyola University New Orleans CCAB	5.00	10-1-2028	2,500,000	2,591,949
				5,807,872
Miscellaneous revenue: 0.09%
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	415,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	249,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	207,500
				871,500
Tax revenue: 0.22%
Jefferson Sales Tax District Series B (AG Insured)	5.00	12-1-2031	1,000,000	1,032,086
Jefferson Sales Tax District Series B (AG Insured)	5.00	12-1-2032	1,000,000	1,029,468
				2,061,554
Water & sewer revenue: 1.01%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,069,308
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	739,723
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	636,404
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2035	400,000	406,924
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2036	325,000	329,508
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2037	335,000	337,839
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2034	2,500,000	2,797,273
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	514,533
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	615,735
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,693,492
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2039	425,000	419,215
				9,559,954
				21,115,228
Maine: 0.87%
Education revenue: 0.55%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,037,570
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00%	7-1-2030	$1,200,000	$1,225,687
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,441,724
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,511,182
				5,216,163
Health revenue: 0.32%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	805,899
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,135,414
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,052,011
				2,993,324
				8,209,487
Maryland: 0.97%
Education revenue: 0.43%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,472,039
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	215,000	215,139
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	459,019
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	432,201
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	469,553
				4,047,951
GO revenue: 0.32%
County of Baltimore	4.00	3-1-2042	3,000,000	2,997,545
Health revenue: 0.09%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	906,524
Tax revenue: 0.13%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	245,000	245,074
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	985,642
				1,230,716
				9,182,736
See accompanying notes to portfolio of investments
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.25%
Health revenue: 0.25%
Massachusetts Development Finance Agency GingerCare Living, Inc. Obligated Group Series 2024B-1144A	4.75%	12-1-2029	$1,000,000	$1,000,169
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2033	525,000	563,659
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2034	500,000	532,505
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	1.50	7-1-2040	300,000	300,000
				2,396,333
Michigan: 1.55%
Airport revenue: 0.15%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	822,585
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	618,497
				1,441,082
Education revenue: 0.09%
Flint International Academy	5.50	10-1-2027	855,000	855,404
GO revenue: 0.26%
Pinckney Community Schools (QSBLF Insured)	5.00	5-1-2026	2,505,000	2,508,216
Health revenue: 0.69%
Grand Rapids Economic Development Corp. Michigan Christian Home Obligated Group Series B3	4.13	11-1-2030	3,500,000	3,500,312
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	3,010,522
				6,510,834
Water & sewer revenue: 0.36%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,368,380
				14,683,916
Minnesota: 0.09%
Health revenue: 0.04%
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	2.20	11-15-2038	340,000	340,000
Housing revenue: 0.05%
City of Burnsville Bridgeway Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.47	10-15-2033	500,000	500,000
				840,000
Mississippi: 0.33%
Health revenue: 0.33%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,032,854
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00%	10-1-2038	$1,000,000	$1,031,346
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,022,538
				3,086,738
Missouri: 0.25%
Education revenue: 0.25%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,404,752
Nebraska: 0.46%
Health revenue: 0.12%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,189,029
Utilities revenue: 0.34%
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	3,000,000	3,175,645
				4,364,674
Nevada: 0.82%
GO revenue: 0.82%
Clark County School District Series A	4.00	6-15-2034	6,410,000	6,445,505
Clark County School District Series A (AG Insured)	4.25	6-15-2042	1,260,000	1,267,947
				7,713,452
New Hampshire: 0.68%
Health revenue: 0.37%
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	4.00	8-1-2043	3,730,000	3,481,931
Housing revenue: 0.31%
New Hampshire Business Finance Authority Municipal Certificates Class A Series 1-A	4.13	1-20-2034	2,253,139	2,258,669
New Hampshire Business Finance Authority Series 1øø	4.13	4-20-2043	750,000	728,693
				2,987,362
				6,469,293
New Jersey: 1.70%
Airport revenue: 0.22%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,132,929
Housing revenue: 0.47%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	3,170,000	3,325,089
North Hudson Sewerage Authority (AG Insured)	5.00	6-1-2038	1,000,000	1,128,743
				4,453,832
See accompanying notes to portfolio of investments
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.46%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13%	7-1-2029	$445,000	$441,669
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,901,586
				4,343,255
Transportation revenue: 0.55%
New Jersey TTFA Series A¤	0.00	12-15-2030	2,000,000	1,716,336
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,439,961
				5,156,297
				16,086,313
New Mexico: 0.38%
GO revenue: 0.13%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,200,548
Industrial development revenue: 0.25%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,383,683
				3,584,231
New York: 7.77%
Airport revenue: 0.76%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,064,579
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,139,209
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	3,000,000	2,928,984
				7,132,772
Education revenue: 2.56%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,056,968
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.25	6-15-2035	850,000	839,292
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	5.00	9-1-2038	1,480,000	1,553,780
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series A144A	5.00	6-1-2036	2,000,000	2,055,045
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	336,590
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,779,079
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,674,876
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,767,777
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,737,890
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57%	2-1-2041	$4,140,000	$4,051,020
Nassau County Local Economic Assistance Corp. Series B (TD Bank N.A. SPA, TD Bank N.A. LIQ)ø	2.42	1-1-2045	1,300,000	1,300,000
				24,152,317
GO revenue: 0.27%
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,615,719
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	491,881
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	461,885
				2,569,485
Health revenue: 0.47%
Monroe County Industrial Development Corp. Rochester Regional Health Obligated Group Series A	5.00	12-1-2031	4,225,000	4,479,643
Industrial development revenue: 0.10%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	933,919
Miscellaneous revenue: 0.11%
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	1,000,000	1,023,428
Tax revenue: 2.69%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	3,034,023
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,025,098
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,363,134
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2043	3,000,000	2,905,932
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,940,067
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	2,120,000	2,076,062
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,025,401
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,002,145
				25,371,862
Transportation revenue: 0.60%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,195,747
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,451,939
				5,647,686
Utilities revenue: 0.21%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,032,167
				73,343,279
See accompanying notes to portfolio of investments
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.11%
Water & sewer revenue: 0.11%
City of Mebane Combined Utilities Revenue	4.00%	8-1-2043	$1,025,000	$1,000,687
Ohio: 2.07%
Education revenue: 0.63%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	341,102
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	957,611
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,085,507
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,124,378
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,302,128
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,126,509
				5,937,235
Health revenue: 0.53%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,135,281
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2036	3,500,000	3,830,887
				4,966,168
Housing revenue: 0.23%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	601,049
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,252,135
RiverSouth Authority Series A	5.75	12-1-2027	295,000	295,131
				2,148,315
Miscellaneous revenue: 0.10%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	993,873
Tobacco revenue: 0.22%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,087,743
Utilities revenue: 0.36%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	721,933
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,013,365
Cleveland Department of Public Utilities Division of Public Power (AG Insured)	5.00	11-15-2033	625,000	646,968
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	992,247
				3,374,513
				19,507,847
Oklahoma: 2.69%
Education revenue: 0.08%
Oklahoma State University Series A	4.00	9-1-2036	750,000	758,689
Housing revenue: 2.36%
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,199,872
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00%	12-1-2028	$1,285,000	$1,305,332
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	721,179
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	411,770
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	256,871
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	691,476
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,660,517
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,250,737
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,001,532
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,247,317
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,161,942
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	3,014,397
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	3,008,778
Oklahoma Development Finance Authority Series B	5.00	6-1-2032	550,000	583,038
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	459,291
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	812,593
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	632,257
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	815,309
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	1,001,607
				22,235,815
Tax revenue: 0.25%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,141,829
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,267,129
				2,408,958
				25,403,462
Oregon: 0.45%
Airport revenue: 0.14%
Port of Portland Airport Revenue Series 26-A	4.00	7-1-2037	565,000	570,395
Port of Portland Airport Revenue Series 26-B	5.00	7-1-2037	705,000	748,861
				1,319,256
See accompanying notes to portfolio of investments
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.31%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00%	8-15-2037	$1,400,000	$1,463,976
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,510,369
				2,974,345
				4,293,601
Pennsylvania: 10.79%
Airport revenue: 0.05%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	461,886
Education revenue: 0.78%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2040	1,490,000	1,486,974
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	645,000	647,231
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	660,359
Pennsylvania Higher Educational Facilities Authority State System of Higher Education Series AT-1	4.00	6-15-2035	2,000,000	1,917,824
Pennsylvania Higher Educational Facilities Authority Trustees of the University Series A	4.00	8-15-2041	1,500,000	1,445,404
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2039	1,000,000	1,008,806
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	170,000	170,355
				7,336,953
GO revenue: 2.48%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,118,071
City of Philadelphia Series A	4.00	5-1-2037	1,115,000	1,125,859
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,011,831
McKeesport Area School District Series A (AG Insured)	4.00	10-1-2035	5,505,000	5,537,314
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,048,044
Reading School District (AG Insured)	5.00	3-1-2037	2,000,000	2,021,348
Reading School District (AG Insured)	5.00	3-1-2038	1,735,000	1,753,305
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,435,016
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	2,011,756
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,250,838
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,617,140
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	516,271
				23,446,793
Health revenue: 3.53%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	1,970,350
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2038	2,800,000	2,892,013
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2027	480,000	480,545
Cumberland County Municipal Authority Pennsylvania State Health Obligated Group	4.00	11-1-2044	1,190,000	1,085,943
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Doylestown Hospital Authority Health System Obligated Group Series A	5.00%	7-1-2041	$2,500,000	$2,507,079
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2039	5,000,000	4,866,471
Geisinger Authority Kaiser Obligated Group Series A-2	4.00	2-15-2039	2,935,000	2,874,038
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2036	2,505,000	2,685,995
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	987,587
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,492,027
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2031	1,000,000	1,072,085
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2034	1,650,000	1,748,891
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2035	1,450,000	1,527,950
Pennsylvania EDFA UPMC Obligated Group Series A-1 (AG Insured)	4.00	4-15-2040	2,500,000	2,390,407
Pennsylvania EDFA UPMC Obligated Group Series B	4.00	3-15-2040	1,250,000	1,199,985
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.48	1-1-2038	800,000	800,000
Union County Hospital Authority WellSpan Evangelical Community Hospital Obligated Group Series B	5.00	8-1-2043	1,750,000	1,757,440
				33,338,806
Housing revenue: 1.40%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,528,454
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,693,310
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,824,802
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,985,000	2,052,499
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	646,145
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	360,678
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,770,707
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	801,423
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	500,875
				13,178,893
Miscellaneous revenue: 0.75%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2029	480,000	498,710
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00	12-1-2028	3,020,000	3,064,965
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00	12-1-2033	3,505,000	3,548,101
				7,111,776
Tax revenue: 0.25%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	751,832
See accompanying notes to portfolio of investments
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2034	$750,000	$801,298
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	797,053
				2,350,183
Tobacco revenue: 1.12%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	11,000,000	10,568,553
Transportation revenue: 0.43%
Pennsylvania Turnpike Commission Series E CCAB (AG Insured)	6.00	12-1-2030	3,910,000	4,091,586
				101,885,429
South Carolina: 2.11%
Education revenue: 0.21%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	2,000,000	1,966,792
Health revenue: 0.25%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.00	4-1-2041	1,095,000	1,126,900
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	1,135,000	1,215,577
				2,342,477
Utilities revenue: 1.65%
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,733,526
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2036	6,385,000	7,078,746
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2037	3,445,000	3,798,257
				15,610,529
				19,919,798
South Dakota: 0.20%
Health revenue: 0.20%
South Dakota HEFA Monument Health Obligated Group	5.00	9-1-2041	1,800,000	1,932,462
Tennessee: 1.79%
Airport revenue: 0.28%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,605,074
Health revenue: 0.40%
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	3,500,000	3,830,696
Housing revenue: 0.11%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,000,377
Utilities revenue: 1.00%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,189,057
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00%	5-1-2053	$3,500,000	$3,610,109
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,643,181
				9,442,347
				16,878,494
Texas: 6.76%
Airport revenue: 1.67%
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,079,545
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	3,031,626
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,555,850
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	8,630,000	8,126,876
				15,793,897
Education revenue: 0.19%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,024,943
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.50	6-15-2044	830,000	766,317
				1,791,260
GO revenue: 1.89%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,280,727
City of Eagle Pass (AG Insured)	4.00	3-1-2037	695,000	703,835
City of Irving	4.00	9-15-2044	2,010,000	1,888,828
City of San Antonio	5.00	8-1-2036	3,990,000	4,133,770
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,002,838
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,122,881
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,269,613
Northwest Independent School District	4.00	2-15-2043	1,720,000	1,626,319
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	710,410
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,136,239
				17,875,460
Health revenue: 0.82%
Greater Texas Cultural Education Facilities Finance Corp. Biomedical Research Institute Series A	5.00	6-1-2041	3,000,000	3,035,415
Harris County Cultural Education Facilities Finance Corp. Houston Methodist Hospital Obligated Group Series C (Bank of America N.A. SPA)ø	2.42	12-1-2060	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,523,849
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	2.85	10-1-2041	200,000	200,000
				7,759,264
Housing revenue: 0.52%
Fort Worth Chaparral PFC Chaparral Ranch Project	4.00	10-1-2035	5,000,000	4,871,401
See accompanying notes to portfolio of investments
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.11%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00%	7-15-2026	$1,000,000	$1,002,958
Tax revenue: 0.16%
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,558,967
Transportation revenue: 1.27%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,553,297
North Texas Tollway Authority Series A	5.00	1-1-2039	3,750,000	4,153,459
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,133,364
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,137,634
				11,977,754
Water & sewer revenue: 0.13%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,217,375
				63,848,336
Utah: 0.71%
Education revenue: 0.04%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50	6-15-2027	360,000	358,817
Health revenue: 0.30%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,000,000	945,780
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,860,371
				2,806,151
Housing revenue: 0.37%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,261,891
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2032	1,555,000	1,582,507
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2033	645,000	655,928
				3,500,326
				6,665,294
Virginia: 0.33%
Health revenue: 0.11%
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	2.78	1-1-2054	1,000,000	1,000,000
Housing revenue: 0.16%
Virginia College Building Authority Series C	4.00	2-1-2036	1,500,000	1,503,125
Tax revenue: 0.06%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	386,000	131,240
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Marquis CDA of York County Virginia Series B	5.63%	9-1-2041	$1,274,000	$433,160
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				568,830
				3,071,955
Washington: 4.07%
GO revenue: 2.03%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	785,968
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,619,378
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,735,130
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	2,931,922
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,106,107
				19,178,505
Health revenue: 0.41%
King County Public Hospital District No. 4 Series A	5.50	12-1-2035	1,000,000	981,906
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2042	1,550,000	1,634,126
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,226,036
				3,842,068
Housing revenue: 1.50%
King County Housing Authority	4.00	6-1-2026	560,000	560,962
King County Housing Authority	4.00	12-1-2026	430,000	432,982
King County Housing Authority	4.00	6-1-2027	590,000	595,156
King County Housing Authority	4.00	12-1-2027	400,000	405,139
King County Housing Authority	4.00	6-1-2028	360,000	365,542
King County Housing Authority	4.00	12-1-2028	375,000	381,819
King County Housing Authority	4.00	12-1-2029	960,000	977,032
King County Housing Authority	4.00	12-1-2030	575,000	591,282
King County Housing Authority	4.00	12-1-2031	450,000	456,433
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,047,054
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,617,308
Snohomish County Housing Authority	5.00	4-1-2034	655,000	683,625
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,077,871
				14,192,205
Resource recovery revenue: 0.13%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,175,775
				38,388,553
See accompanying notes to portfolio of investments
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.89%
Health revenue: 0.15%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00%	6-1-2031	$375,000	$382,256
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	998,096
				1,380,352
Miscellaneous revenue: 0.51%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,075,438
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,758,387
				4,833,825
Tax revenue: 0.23%
County of Ohio Special District Excise Tax Revenue Fort Henry Economic Opportunity Development District Excise Tax Revenue Series A (AG Insured)	5.00	6-1-2034	1,000,000	1,086,541
County of Ohio Special District Excise Tax Revenue Fort Henry Economic Opportunity Development District Excise Tax Revenue Series A (AG Insured)	5.00	6-1-2036	1,050,000	1,133,169
				2,219,710
				8,433,887
Wisconsin: 4.75%
Education revenue: 0.18%
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2039	700,000	704,224
PFA Triad Math & Science Academy Co.144A%%	5.00	6-15-2036	1,000,000	1,004,200
				1,708,424
GO revenue: 0.66%
City of Milwaukee Series B4 (AG Insured)	5.00	4-1-2038	1,495,000	1,614,587
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2033	4,190,000	4,639,025
				6,253,612
Health revenue: 2.30%
Wisconsin HEFA Ascension Health Credit Group Series A##	4.00	11-15-2039	14,975,000	14,372,670
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	1,225,000	1,225,075
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	5,000,000	5,007,646
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	1,000,000	1,075,965
				21,681,356
Housing revenue: 1.31%
Milwaukee RDA Board of School Directors	5.00	11-15-2029	420,000	424,825
Milwaukee RDA Board of School Directors	5.00	11-15-2030	635,000	642,296
PFA City of Boynton Beach	4.00	7-1-2030	2,090,000	2,151,474
PFA City of Boynton Beach	5.00	7-1-2035	3,590,000	3,714,664
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.25	7-1-2034	1,000,000	1,109,489
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—March 31, 2026 (unaudited)

		Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25%	7-1-2035	$1,000,000	$1,103,872
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,097,467
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,091,461
PFA Maniilaq Association Obligated Group		5.25	12-1-2041	1,000,000	1,056,957
					12,392,505
Miscellaneous revenue: 0.30%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø		2.45	6-1-2036	800,000	800,000
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2034	1,250,000	898,711
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2035	1,600,000	1,095,644
					2,794,355
					44,830,252
Total municipal obligations (Cost $944,540,473)					929,773,892
Total investments in securities (Cost $944,540,473)	98.48%				929,773,892
Other assets and liabilities, net	1.52				14,311,392
Total net assets	100.00%				$944,085,284

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 27

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$929,773,892	$0	$929,773,892
Total assets	$0	$929,773,892	$0	$929,773,892
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
28 | Allspring Intermediate Tax/AMT-Free Fund